Finance income/(costs), net	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance income/(costs), net
1 7 .	Finance income/(costs), net

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Interest income from bank deposits	283	118
Interest expense from lease liabilities	(189)	(748)
Bank charges	(5)	(10)

Finance income/(costs), net	89	(640)